Personnel costs - Important actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Personnel costs
Discount rate	2.30%	2.40%	2.80%
Annual salary increases	3.00%	3.00%	3.00%
Annual pension increases	3.00%	3.00%	3.00%
Long-term inflation assumption	2.00%	2.00%	2.00%
Average expected remaining years of employment	10 years	10 years	8 years